Share-Based Payments (Details)		6 Months Ended				12 Months Ended
	Dec. 31, 2020	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 $ / shares shares	Jun. 30, 2023 EUR (€) shares	Jun. 30, 2023 $ / shares	Dec. 31, 2023	Dec. 31, 2022	Aug. 05, 2021 shares
Share-Based Payments [Line Items]
Vesting period		8 months 12 days
Total expense recognized related		€ 1,000,000
Unamortized compensation expense		€ 2,800,000
Option to purchase			871,814			800,000	1,666,667
Price per share (in Dollars per share) | $ / shares			$ 10.5		$ 10.5
Option to grant shares	5,000
Options outstanding (in Shares) | shares				871,814
Weighted average vesting period		2 years 4 months 24 days
Shares recognised		€ 60,000.00		€ 30.00
RSUs [Member]
Share-Based Payments [Line Items]
Grant shares						68,273
Vesting period		3 years
Total expense recognized related		€ 70,000.00		€ 200,000
Unamortized compensation expense		€ 30,000.00
RSUs [Member] | 2021 Equity Incentive Plan [Member]
Share-Based Payments [Line Items]
Grant shares		68,273		68,273
Share options [member]
Share-Based Payments [Line Items]
Trading days		20 days
Consecutive trading days		30 days
Share options [member] | Ordinary shares [Member]
Share-Based Payments [Line Items]
Option to purchase			200,000
Exercise price per share (in Dollars per share) | $ / shares			$ 10.5
Additional purchase (in Shares) | shares			200,000
Employee [Member]
Share-Based Payments [Line Items]
Option to grant shares		143,628		143,628
Ordinary shares [Member]
Share-Based Payments [Line Items]
Consecutive trading days		5 years
Ordinary shares [Member] | 2021 Equity Incentive Plan [Member]
Share-Based Payments [Line Items]
Authorized shares (in Shares) | shares								1,000,000
Ordinary shares [Member] | Share options [member]
Share-Based Payments [Line Items]
Price per share (in Dollars per share) | $ / shares			$ 18
Ordinary shares [Member] | Share options [member]
Share-Based Payments [Line Items]
Additional purchase (in Shares) | shares			50,000